Related Party Transactions - Nature and Amounts of Transactions Entered into with Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Related party payable, Balance outstanding	$ 587,000	$ 734,000
Long-term related party payable, Balance outstanding	361,000
Related party receivable, Balance outstanding	17,179,000	19,872,000
Recharges (Credit) of Services [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	900,000	19,900,000
Related party receivable, Balance outstanding	(2,300,000)	2,700,000
Recharges (Credit) of Services [Member] | Reynolds Group Holdings Limited [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	600,000	300,000
Recharges (Credit) of Services [Member] | Reynolds Group Holdings Limited [Member] | Champion Laboratories, Inc. [Member]
Related Party Transaction [Line Items]
Related party payable, Balance outstanding	200,000
Joint Services Agreement [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	5,600,000	2,600,000
Related party receivable, Balance outstanding	400,000	600,000
Sale of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	67,900,000	56,400,000
Related party receivable, Balance outstanding	20,000,000	17,300,000
Asset (Purchases) Sales [Member]
Related Party Transaction [Line Items]
Related party receivable, Balance outstanding	100,000
Asset (Purchases) Sales [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(100,000)	500,000
Purchase of Goods [Member]
Related Party Transaction [Line Items]
Related party receivable, Balance outstanding	700,000	700,000
Purchase of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(1,800,000)	(1,600,000)
Related party payable, Balance outstanding	400,000	700,000
Purchase of Goods [Member] | Autoparts Holdings [Member] | Champion Laboratories, Inc. [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	1,200,000	2,400,000
State Income Taxes [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(100,000)
Related party receivable, Balance outstanding	100,000
Recharges for Professional Services [Member] | Rank Group [Member]
Related Party Transaction [Line Items]
Related party, Transaction values		100,000
Related party payable, Balance outstanding
Deferred Income Taxes [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Long-term related party payable, Transaction values	400,000
Long-term related party payable, Balance outstanding	$ 400,000